Borrowings, Financing And Debentures - Schedule Of Detailed Information About Borrowings Charges (Detail)	12 Months Ended
Dec. 31, 2019
FINEP [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	June 2023
Description of borrowing charges	Interest of 3.5% p.a. for the installment maturing in June 2023
Description of effective interest rate for borrowings	3.5% p.a. for installments with expiration on June 2023
Description of guarantees provided for borrowings	Guarantee of Natura Cosméticos S.A.
Debentures [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	August 2024
Description of borrowing charges	Interest of 109% to 112% of the CDI and 1.4% + CDI (Interbank Deposit Certificate), 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, maturing in March 2020, September 2020, September 2021, September 2022 and August 2024.
Description of effective interest rate for borrowings	109.5%-113.1% CDI+1.15%-CDI+1.79%
Description of guarantees provided for borrowings	None
BNDES [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	Through September 2021
Description of borrowing charges	Brazilian long-term interest rate (TJLP) + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI) (b)
Description of effective interest rate for borrowings	TJLP + interest of 0.5% p.a. to 3.96% p.a. and fixed-rate contracts of 3.5% p.a. to 5% p.a. (PSI
Description of guarantees provided for borrowings	Bank-issued guarantee letter
BNDES [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	October 2020
Description of borrowing charges	Interest of 1,8% p.a. a 2,3% p.a. + Resolucion no 635 (a)
Description of effective interest rate for borrowings	Interest of 1,8% p.a. a 2,3% p.a. + Brazilian Resolution 635
Description of guarantees provided for borrowings	Guarantee of Natura Cosméticos S.A. and bank-issued guarantee letter
BNDES FINAME [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	Through March 2021
Description of borrowing charges	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.
Description of effective interest rate for borrowings	Interest of 4.5% p.a. + TJLP for contracts up to 2012 and for contracts executed as of 2013 fixed rate of 3% p.a. (PSI) (b); Contracts in August 2014 in May 2016 at fixed rate of 6% p.a. to 10.5% p.a.
Description of guarantees provided for borrowings	Fiduciary sale, guarantee of Natura Cosméticos S.A. and promissory notes
Working capital loan [member] | PEN
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Peruvian Sol
Borrowings, maturity	July 2019
Description of borrowing charges	Interest of 3.99% p.a.
Description of effective interest rate for borrowings	Interest of 3.99% p.a.
Description of guarantees provided for borrowings	Guarantee of Natura Cosméticos S.A.
Working capital loan [member] | MXN
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Mexican peso
Borrowings, maturity	February 2021 and October 2020
Description of borrowing charges	Interest of 1.15% p.a. + TIIE (c)
Description of effective interest rate for borrowings	Interest of 1.15% p.a. + TIIE (c)
Description of guarantees provided for borrowings	Guarantee of Natura Cosméticos S.A.
Working capital loan [member] | AUD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Australian dollar
Borrowings, maturity	August 2021
Description of borrowing charges	USD Libor + interest of 0.92% p.a.
Description of effective interest rate for borrowings	USD Libor + interest of 0.92% p.a.
Description of guarantees provided for borrowings	Bank-issued guarantee letter
Promissory notes [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	December 2020
Description of borrowing charges	2.00% + CDI
Description of effective interest rate for borrowings	CDI + 3,11%
Description of guarantees provided for borrowings	Real guarantee of shares alienated from Natura Cosméticos S.A.
Export credit note NCE [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	October 2020
Description of borrowing charges	Libor + interest 0.87% p.a. (a)
Description of effective interest rate for borrowings	Libor + interest 0.87% p.a.
Description of guarantees provided for borrowings	None
Notes [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	February 2023
Description of borrowing charges	Interest of 5.375% p.a. (a)
Description of effective interest rate for borrowings	6,1%
Description of guarantees provided for borrowings	None
Resolution [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	May 2022
Description of borrowing charges	Libor +interest 1.1% p.a. (a)
Description of effective interest rate for borrowings	Libor +interest 1.1% p.a. (a)
Description of guarantees provided for borrowings	Guarantee of the subsidiary Indústria e Comércio de Cosméticos Natura Ltda.